GOF P26 07/22

SUPPLEMENT DATED JULY 11, 2022

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH FUND LISTED BELOW

Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

Franklin Liberty Investment Grade Corporate ETF

Franklin Liberty Senior Loan ETF

Franklin Liberty Systematic Style Premia ETF

Franklin Liberty Ultra Short Bond ETF

Franklin Liberty U.S. Core Bond ETF

Franklin Liberty U.S. Low Volatility ETF

Franklin Liberty U.S. Treasury Bond ETF

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

(each a series of Franklin Templeton ETF Trust)

Franklin Liberty Short Duration U.S. Government ETF

(a series of Franklin ETF Trust)

Effective August 1, 2022, each of the following Funds will change its name and all references to the Fund’s current name in its Summary Prospectus and Prospectus will change to the new name as listed below.

Current Name	New Name
Franklin Liberty High Yield Corporate ETF	Franklin High Yield Corporate ETF
Franklin Liberty International Aggregate Bond ETF	Franklin International Aggregate Bond ETF
Franklin Liberty Investment Grade Corporate ETF	Franklin Investment Grade Corporate ETF
Franklin Liberty Senior Loan ETF	Franklin Senior Loan ETF
Franklin Liberty Systematic Style Premia ETF	Franklin Systematic Style Premia ETF
Franklin Liberty Ultra Short Bond ETF	Franklin Ultra Short Bond ETF
Franklin Liberty U.S. Core Bond ETF	Franklin U.S. Core Bond ETF
Franklin Liberty U.S. Treasury Bond ETF	Franklin U.S. Treasury Bond ETF
Franklin Liberty U.S. Low Volatility ETF	Franklin U.S. Low Volatility ETF
Franklin LibertyQ U.S. Equity ETF	Franklin U.S. Large Cap Multifactor Index ETF
Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin U.S. Mid Cap Multifactor Index ETF

Franklin LibertyQ U.S. Small Cap Equity ETF	Franklin U.S. Small Cap Multifactor Index ETF
Franklin Liberty Short Duration U.S. Government ETF	Franklin Short Duration U.S. Government ETF

Please keep this supplement with your Prospectus for future reference.

GOF SA12 07/22

SUPPLEMENT DATED JULY 11, 2022

TO THE CURRENTLY EFFECTIVE

STATEMENT OF ADDITIONAL INFORMATION

OF EACH FUND LISTED BELOW

Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

Franklin Liberty Investment Grade Corporate ETF

Franklin Liberty Senior Loan ETF

Franklin Liberty Systematic Style Premia ETF

Franklin Liberty Ultra Short Bond ETF

Franklin Liberty U.S. Core Bond ETF

Franklin Liberty U.S. Low Volatility ETF

Franklin Liberty U.S. Treasury Bond ETF

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

(each a series of Franklin Templeton ETF Trust)

Franklin Liberty Short Duration U.S. Government ETF

(a series of Franklin ETF Trust)

Effective August 1, 2022, each of the following Funds will change its name and all references to the Fund’s current name in its statement of additional information(SAI) will change to the new name as listed below.

Current Name	New Name
Franklin Liberty High Yield Corporate ETF	Franklin High Yield Corporate ETF
Franklin Liberty International Aggregate Bond ETF	Franklin International Aggregate Bond ETF
Franklin Liberty Investment Grade Corporate ETF	Franklin Investment Grade Corporate ETF
Franklin Liberty Senior Loan ETF	Franklin Senior Loan ETF
Franklin Liberty Systematic Style Premia ETF	Franklin Systematic Style Premia ETF
Franklin Liberty Ultra Short Bond ETF	Franklin Ultra Short Bond ETF
Franklin Liberty U.S. Core Bond ETF	Franklin U.S. Core Bond ETF
Franklin Liberty U.S. Treasury Bond ETF	Franklin U.S. Treasury Bond ETF
Franklin Liberty U.S. Low Volatility ETF	Franklin U.S. Low Volatility ETF
Franklin LibertyQ U.S. Equity ETF	Franklin U.S. Large Cap Multifactor Index ETF
Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin U.S. Mid Cap Multifactor Index ETF

Franklin LibertyQ U.S. Small Cap Equity ETF	Franklin U.S. Small Cap Multifactor Index ETF
Franklin Liberty Short Duration U.S. Government ETF	Franklin Short Duration U.S. Government ETF

Please keep this supplement with your SAI for future reference.